Reclamation and closure cost obligations (Tables)	12 Months Ended
Dec. 31, 2020
RECLAMATION AND CLOSURE COST OBLIGATIONS
Schedule of reclamation and closure cost obligations
Changes to the reclamation and closure cost obligations are as follows:

(in millions of U.S. dollars)	Rainy River	New Afton	Cerro San Pedro	Blackwater	Total
CHANGES TO RECLAMATION AND CLOSURE COST OBLIGATIONS
Balance – December 31, 2018	53.6	10.7	20.0	8.3	92.6
Reclamation expenditures	(0.2)	—	(8.6)	—	(8.8)
Unwinding of discount	1.1	0.2	1.2	0.2	2.7
Revisions to expected cash flows	9.7	6.4	(0.6)	0.5	16.0
Foreign exchange movement	2.8	0.7	0.6	0.4	4.5
Balance – December 31, 2019	67.0	18.0	12.6	9.4	107.0
Less: current portion of closure costs (Note 7)	(1.4)	—	(10.9)	—	(12.3)
Non-current portion of closure costs	65.6	18.0	1.7	9.4	94.7
Balance – December 31, 2019	67.0	18.0	12.6	9.4	107.0
Reclamation expenditures	(1.2)	—	(5.6)	—	(6.8)
Unwinding of discount	1.0	0.2	0.4	0.1	1.7
Revisions to expected cash flows	12.9	15.1	(3.4)	0.8	25.4
Foreign exchange movement	1.7	0.9	(0.4)	(0.4)	1.8
Liabilities sold (Note 10)	—	—	—	(9.9)	(9.9)
Balance – December 31, 2020	81.4	34.2	3.6	—	119.2
Less: current portion of closure costs (Note 7)	(2.5)	—	(3.2)	—	(5.7)
Non-current portion of closure costs	78.9	34.2	0.4	—	113.5